As filed with the Securities and Exchange Commission on February 12, 2009

1933 Act File No. 333-28697
1940 Act File No. 811-08243

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	88	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	89	[	X	]

(Check appropriate box or boxes.)

Direxion Funds

33 Whitehall Street, 10th Floor
New York, New York 10004
(Exact name of Registrant as Specified in Charter)
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, New York 10004
(Name and Address of Agent for Service)

Copy to:
Edward L. Paz
U.S. Bancorp Fund Services, LLC
615 East Michigan
Milwaukee, WI 53202

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on February 20, 2009 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	X	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 83 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 26, 2008, and pursuant to Rule 485(a)(2) would become effective on February 9, 2009.

Post-Effective Amendment No. 87 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of extending the date upon which the Amendment was to become effective to February 12, 2009.

This Post-Effective Amendment No. 88 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating February 20, 2009 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 88 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 88 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on February 12, 2009.

DIREXION FUNDS

By:  /s/ Daniel D. O’Neill
  Daniel D. O’Neill
  President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 88 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lawrence C. Rafferty*	Chairman of the Board	February 12, 2009
Lawrence C. Rafferty

/s/ Daniel J. Byrne*	Trustee	February 12, 2009
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	February 12, 2009
Gerald E. Shanley III

/s/ John Weisser*	Trustee	February 12, 2009
John Weisser

/s/ Daniel D. O’Neill	President and Principal	February 12, 2009
Daniel D. O’Neill	Financial Officer

*By: /s/ Daniel D. O’Neill
Daniel D. O’Neill, President and Attorney-In Fact